10-Q ACQUISTITIONS AND INVESTMENTS - Mercury Clean Up LLC (Details) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 04, 2020	Jul. 03, 2019	Jun. 21, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 10, 2020
Business Acquisition [Line Items]
Equity method, fully diluted equity ownership	15.00%
Equity loss in affiliates				$ 266,903		$ 2,049,070	$ 2,131
M C U
Business Acquisition [Line Items]
Equity loss in affiliates				14,578	$ (1,193)		$ 1,767
Investment in affiliates, subsidiaries and joint ventures				1,960,448
Corporate Joint Venture
Business Acquisition [Line Items]
Capital contribution, total	$ 2,000,000		$ 2,000,000			$ 2,000,000
Capital contribution, cash		$ 1,150,000	1,150,000	$ 1,140,000
Issuable common stock value			$ 850,000					$ 850,000
Equity method, fully diluted equity ownership	15.00%	10.00%	15.00%
Percent interest in joint venture	50.00%		50.00%